Submission	Jul. 27, 2026
Submission [Line Items]
Central Index Key	0001460702
Registrant Name	AIxCrypto Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES